Oct. 09, 2020
INVESCO EXCHANGE-TRADED FUND TRUST II
SUPPLEMENT DATED OCTOBER 9, 2020 TO THE PROSPECTUSES DATED DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco PureBetaSM MSCI USA ETF (PBUS)
Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)
(each, a “Fund” and collectively, the “Funds”)
Effective immediately, each Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in the Prospectuses with regard to each Fund being “non-diversified” are hereby deleted in their entirety. In addition, each Fund’s Prospectuses are revised as follows:
The following disclosure is added in the section “Summary Information – Principal Investment Strategies”:
The Fund is “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may become “non-diversified” solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Should the Fund become “non-diversified,” it will no longer be required to meet certain diversification requirements under the 1940 Act. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status under such circumstances.
The following disclosure is added in the section “Summary Information – Principal Risks of Investing in the Fund”:
Non-Diversification Risk. To the extent the Fund becomes non-diversified, the Fund may invest a greater portion of its assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
INVESCO EXCHANGE-TRADED FUND TRUST II
SUPPLEMENT DATED OCTOBER 9, 2020 TO THE PROSPECTUSES DATED FEBRUARY 28, 2020, AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)
Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)
(each, a “Fund” and together, the “Funds”)
Effective immediately, each Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in the Prospectuses with regard to each Fund being “non-diversified” are hereby deleted in their entirety. In addition, PBEE’s Prospectuses are revised as follows:
The following disclosure is added in the section “Summary Information – Principal Investment Strategies”:
The Fund is “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may become “non-diversified” solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Should the Fund become “non-diversified,” it will no longer be required to meet certain diversification requirements under the 1940 Act. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status under such circumstances.
The following disclosure is added in the section “Summary Information – Principal Risks of Investing in the Fund”:
Non-Diversification Risk. To the extent the Fund becomes non-diversified, the Fund may invest a greater portion of its assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.